Deferred Taxes - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets [Line Items]
Tax rate		33.99%
Total research and development		€ 24,530	€ 19,521	€ 15,755
Bottom of range [member]
Deferred Tax Assets [Line Items]
Total research and development		5 years
Progressive Collection period of tax refund receivable		6 years
Changes in tax rates or tax laws enacted or announced [member]
Deferred Tax Assets [Line Items]
Tax rate	29.58%